REVENUE - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Revenue from Contract with Customer [Abstract]
Revenue recognized	$ 183
Increase (decrease) in contract with customers, liability	449
Remaining performance obligation	67,400
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 7,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period	1 year